Supplementary Financial Statement Information (Details) - Schedule of research and development expenses – net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of research and development expenses – net [Abstract]
Payroll and related expenses	$ 6,371	$ 5,054	$ 3,183
Research and development services	8,264	4,557	2,438
Materials	2,044	1,505	612
Share Based Compensation	876	1,210	401
Depreciation	740	546	273
Other	1,605	1,029	394
Research and development expenses gross	19,900	13,901	7,301
Israel Innovation Authority participation in research and development costs and royalties payable	(1,207)	(1,020)	(1,215)
Total research and development expenses	18,693	12,881	6,086
Payroll expenses	1,289	1,138	737
Compensation to directors	681	1,168	862
Professional fees	1,294	1,080	995
Office maintenance and office expenses	402	167	97
Insurance	895	783	486
Share Based Compensation	1,836	1,704	269
Other	707	367	253
Total general and administrative expenses	7,104	6,407	3,699
Interest income	835	120	225
(Loss) income related to marketable securities	(1,983)	5,590
Exchange differences, net	(4,101)	(562)	(2,258)
Bank commissions and other expenses	(14)	(328)	(6)
Total financial expenses	$ (5,263)	$ 4,820	$ (2,039)